UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price New America Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

New America Growth Fund	March 31, 2018

T. Rowe Price New America Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 96.6%		
CONSUMER DISCRETIONARY 19.6%		
Automobiles 1.4%		
Tesla (1)	242,615	64,567
		64,567
Hotels, Restaurants & Leisure 2.4%		
Marriott, Class A	213,584	29,043
MGM Resorts International	657,800	23,036
Starbucks	376,893	21,818
Yum! Brands	416,500	35,457
		109,354
Household Durables 0.8%		
Gree Electric Appliances, A Shares (CNH)	2,944,886	22,202
Lennar, Class A	265,600	15,655
		37,857
Internet & Direct Marketing Retail 9.2%		
Amazon.com (1)	210,621	304,840
Booking Holdings (1)	31,280	65,075
Netflix (1)	179,200	52,927
		422,842
Media 2.7%		
Charter Communications, Class A (1)	181,600	56,518
Liberty SiriusXM, Class C (1)	1,022,966	41,788
Sirius XM Holdings	3,831,300	23,907
		122,213
Specialty Retail 2.7%		
CarMax (1)	194,900	12,072
Home Depot	369,800	65,913

Ross Stores	573,500	44,722
		122,707
Textiles, Apparel & Luxury Goods 0.4%		
Tapestry	377,100	19,839
		19,839
Total Consumer Discretionary		899,379
CONSUMER STAPLES 0.6%		
Tobacco 0.6%		
Philip Morris International	295,600	29,383
Total Consumer Staples		29,383
FINANCIALS 8.6%		
Banks 1.2%		
JPMorgan Chase	496,700	54,622
		54,622
Capital Markets 4.7%		
Cboe Global Markets	492,835	56,232
Charles Schwab	888,800	46,413
MarketAxess Holdings	80,518	17,508
Nasdaq	330,338	28,482
Raymond James Financial	206,161	18,433
TD Ameritrade Holding	863,478	51,144
		218,212
Consumer Finance 0.7%		
SLM Corporation (1)	2,723,316	30,528
		30,528
Insurance 2.0%		
Marsh & McLennan	296,607	24,497
Willis Towers Watson	440,431	67,029
		91,526
Total Financials		394,888

HEALTH CARE 11.7%		
Biotechnology 2.7%		
Alnylam Pharmaceuticals (1)	105,679	12,586
Biogen (1)	100,945	27,641
Gilead Sciences	436,900	32,938
Incyte (1)	160,100	13,341
Vertex Pharmaceuticals (1)	237,687	38,738
		125,244
Health Care Equipment & Supplies 4.2%		
Becton Dickinson & Company	435,208	94,310
Cooper Companies	254,585	58,252
Intuitive Surgical (1)	91,620	37,823
		190,385
Health Care Providers & Services 4.8%		
AmerisourceBergen	233,200	20,104
Anthem	136,000	29,879
HCA Healthcare	976,711	94,741
UnitedHealth Group	354,900	75,949
		220,673
Total Health Care		536,302
INDUSTRIALS & BUSINESS SERVICES 8.1%		
Aerospace & Defense 3.2%		
Boeing	445,300	146,005
		146,005
Building Products 0.8%		
Fortune Brands Home & Security	597,237	35,171
		35,171
Electrical Equipment 0.8%		
Sensata Technologies Holding (1)	677,300	35,104
		35,104
Industrial Conglomerates 1.5%		
Honeywell International	218,291	31,545

Roper Technologies	136,100	38,202
		69,747
Professional Services 0.6%		
Equifax	224,979	26,505
		26,505
Road & Rail 0.7%		
Kansas City Southern	305,094	33,515
		33,515
Trading Companies & Distributors 0.5%		
HD Supply Holdings (1)	608,800	23,098
		23,098
Total Industrials & Business Services		369,145
INFORMATION TECHNOLOGY 40.5%		
Communications Equipment 0.3%		
Lumentum Holdings (1)	237,900	15,178
		15,178
Internet Software & Services 10.9%		
2U (1)	79,700	6,697
Alibaba Group Holding, ADR (1)	222,744	40,883
Alphabet, Class C (1)	176,996	182,623
Dropbox, Class B, Lock-up Shares, Acquisition Date: 1/30/14 Cost $6,721 (1)(2)	234,576	6,964
Facebook, Class A (1)	1,406,000	224,665
Tencent Holdings (HKD)	432,500	23,216
YY, ADR (1)	122,000	12,834
		497,882
IT Services 11.7%		
Black Knight (1)	581,851	27,405
Booz Allen Hamilton	1,183,100	45,810
EPAM Systems (1)	297,507	34,071
Fidelity National Information	433,800	41,775
Fiserv (1)	424,948	30,303
FleetCor Technologies (1)	387,900	78,550
MasterCard, Class A	585,190	102,502

PayPal Holdings (1)	821,200	62,304
Visa, Class A	937,403	112,132
		534,852
Semiconductors & Semiconductor Equipment 1.3%		
Broadcom	45,500	10,722
NVIDIA	50,500	11,695
Texas Instruments	373,277	38,780
		61,197
Software 14.3%		
Electronic Arts (1)	392,500	47,587
Intuit	534,454	92,648
Microsoft	2,576,390	235,147
Salesforce.com (1)	596,959	69,426
Snap, Class A (1)	1,642,037	26,059
SS&C Technologies Holdings	238,763	12,807
Symantec	3,448,020	89,131
Tableau Software, Class A (1)	274,300	22,169
Ultimate Software Group (1)	125,743	30,644
VMware, Class A (1)	260,208	31,555
		657,173
Technology Hardware, Storage & Peripherals 2.0%		
Apple	537,580	90,195
		90,195
Total Information Technology		1,856,477
MATERIALS 1.1%		
Construction Materials 0.4%		
Vulcan Materials	187,000	21,350
		21,350
Metals & Mining 0.7%		
Franco-Nevada	450,500	30,809
		30,809
Total Materials		52,159

REAL ESTATE 3.4%		
Equity Real Estate Investment Trusts 3.4%		
American Tower, REIT	234,239	34,044
Crown Castle International, REIT	889,941	97,547
MGM Growth Properties, Class A, REIT	920,133	24,420
Total Real Estate		156,011
TELECOMMUNICATION SERVICES 1.1%		
Wireless Telecommunication Services 1.1%		
T-Mobile US (1)	832,593	50,821
Total Telecommunication Services		50,821
UTILITIES 1.9%		
Electric Utilities 0.9%		
NextEra Energy	257,183	42,006
		42,006
Multi-Utilities 1.0%		
Sempra Energy	401,106	44,611
		44,611
Total Utilities		86,617
Total Common Stocks (Cost $3,102,164)		4,431,182
PREFERRED STOCKS 0.1%		
CONSUMER DISCRETIONARY 0.1%		
Internet & Direct Marketing Retail 0.1%		
Flipkart, Series G, Acquisition Date: 12/17/14 Cost $5,356 (1)(2)(3)	44,721	5,294

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New America Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2018, totaled $0 for the period ended March 31, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2018